Organization of the Company and Significant Accounting Policies: Income Taxes Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Income Taxes Policy

Income taxes

The Company accounts for its income taxes under the provisions of “Income Taxes” (“ASC 740”). The method of accounting for income taxes under ASC 740 is the asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and liabilities.